Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002077033
Document Type	S-4/A
Entity Registrant Name	Miluna Acquisition Corp*
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This registration statement contains two prospectuses, as set forth below. ● Primary Offering Prospectus. A primary offering prospectus of Miluna Acquisition Corp (which will be renamed “Kukugan Corp” immediately following the consummation of the Business Combination) with respect to the issuance of up to 11,194,692 PubCo Class A Ordinary Shares and the Transaction Consideration Shares and other registered securities described on the cover page and fee table in connection with the completion of the Business Combination; and ● Resale Prospectus. A resale prospectus with respect to the resale by the Selling Securityholders named therein of up to 3,125,000 PubCo Class A Ordinary Shares. The resale prospectus is substantively identical to the primary offering prospectus, except for the following: ● the resale prospectus contains a different cover page; ● a “Selling Securityholders” section is included in the resale prospectus; and ● a “Plan of Distribution” section and a “Use of Proceeds” section are included in the resale prospectus; This registration statement includes a set of alternate pages after the end of the primary offering prospectus (the “Alternate Pages”) that form a part of the resale prospectus and not the primary offering prospectus. The primary offering prospectus excludes the Alternate Pages and will be used for the primary offering by Miluna Acquisition Corp. The resale prospectus adds and substitutes the Alternate Pages and will be used for the resale offering by the Selling Securityholders named therein.